China Electronics Holdings, Inc (Parent Company)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
China Electronics Holdings, Inc (Parent Company)

17.	China Electronics Holdings, Inc (Parent Company)

Under PRC regulations, the Company’s operating subsidiary, Guoying, may pay dividends only out of its accumulated profits, if any, determined in accordance with the accounting standards and regulations prevailing in the PRC (“PRC GAAP”). In addition, Guoying is required to set aside at least 10% of its accumulated profits each year, if any, to fund the statutory general reserve until the balance of the reserve reaches 50% of its registered capital. The amount in excess of 10% of income tax to be contributed to the statutory general reserve is at Guoying’s discretion. The statutory general reserve is not distributable in the form of cash dividends to the Company and can be used to make up cumulative prior year losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the registered capital. Further, Guoying is also required to allocate 5% of the profit after tax, determined in accordance with PRC GAAP, to the statutory public welfare fund which is restricted to be used for capital expenditures for staff welfare facilities owned by the Company. The statutory public welfare fund is not available for distribution to equity owners (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends. As of December 31, 2011, an aggregate amount of $3,958,981 has been appropriated from retained earnings and set aside for statutory general reserve and public welfare fund, by Guoying.

As of December 31, 2011, the amount of restricted net assets of Guoying, which may not be transferred to the Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party, was approximately 7.43% of the Company’s consolidated net assets as discussed above. In addition, the current foreign exchange control policies applicable in the PRC also restrict the transfer of assets or dividends outside the PRC.

The following presents condensed unaudited unconsolidated financial information of the Parent Company only.

Condensed unaudited Balance Sheet as of December 31, 2011 and 2010

	2011	2010
Current assets	$3,339,253	$3,775,718

Current liabilities	$143,000	$143,000
Total stockholders' equity	3,196,253	3,632,718
Total liabilities and shareholders’ equity	$3,339,253	$3,775,718

Condensed unaudited Statements of Operations (For the years ended December 31, 2011 and 2010)

	2011	2010
Revenues	$-	$-
General and administrative expenses	436,465	521,351
Loss before equity in undistributed earnings of subsidiaries	(436,465)	(521,351)
Equity in earnings of subsidiaries	18,622,270	12,301,398
Net income (loss)	$18,185,805	$11,780,047

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2011 and 2010)

	2011	2010
Net Income (loss)	$16,130,370	$13,235,416
Adjustments to reconcile net income (loss) to net cash provided by (used in) operations:
Equity in earnings of subsidiaries	(16,566,631)	(13,756,767)
Changes in operating liabilities and assets:
Trade accounts payable	-	(3,638,309)
Other receivable	226,896	-
Other payable	150,758	-
Net cash provided by (used in) operating activities	-	(4,154,069)

Cash flows from financing activities
Share issued for cash	-	4,154,069
Net cash provided by financing activities	-	4,154,069

Effect of rate changes on cash	-	-

Increase in cash and cash equivalents	-	(5,591)
Cash and cash equivalents, beginning of period	-	5,591
Cash and cash equivalents, end of period	$-	$-